Financial Instruments (Notional Amount of Loan Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Notional Disclosures [Abstract]
Ordinary course of business lending commitments	$ 531	$ 762
Unused revolving credit lines	279	282
Excluded investment commitments	$ 782	$ 812